Environmental Liabilities - Summary of Reconciliation of Environmental Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	$ 1,111.0
Ending balance	993.4	$ 1,111.0
Environmental Liabilities [Member]
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	38.0	39.9
Payments	(4.8)	(5.6)
Accretion of discount	3.6	3.7
Ending balance	36.8	38.0
Environmental Liabilities [Member] | The Companys Operation Site [Member]
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	33.7	35.0
Payments	(4.1)	(4.6)
Accretion of discount	3.1	3.3
Ending balance	32.7	33.7
Environmental Liabilities [Member] | Northern Ontario mine sites owned by Old Steelco Inc [Member]
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	4.3	4.9
Payments	(0.7)	(1.0)
Accretion of discount	0.5	0.4
Ending balance	$ 4.1	$ 4.3